Submission	Jan. 28, 2026
Submission [Line Items]
Central Index Key	0001816319
Registrant Name	Lytus Technologies Holdings PTV. Ltd.
Registration File Number	333-290302
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A